PLAN DESCRIPTION	12 Months Ended
Dec. 31, 2025
ESPP
EBP, Description of Plan [Line Items]
PLAN DESCRIPTION
1. PLAN DESCRIPTION
General
The Bed Bath & Beyond, Inc. Employee Stock Purchase Plan, formerly the Beyond, Inc. 2021 Employee Stock Purchase Plan (the "Plan") became effective on May 13, 2021. The Plan is intended to provide eligible employees of Bed Bath & Beyond, Inc. (the "Company") who wish to become shareholders of the Company an opportunity to do so at a discounted rate. The Plan covers substantially all employees of the Company (including our employees located outside of the United States), who are considered regular employees at the beginning of the offering period, whose customary employment is more than twenty hours per week and whose customary employment is for more than five months in any calendar year. Any employee who is subject to the rules or laws of a foreign jurisdiction that would cause the Plan to violate Section 423 of the Internal Revenue Code of 1986 (the "Code") is not eligible to participate in the Plan.
Plan Administration
The Plan is administered by the Board of Directors of the Company (the "Board") or any duly appointed committee of the Board. The Plan is intended to meet the qualification standards of Section 423 of the Code and is not subject to the provisions of the Employee Retirement Income Security Act of 1974.
Contributions
Plan participants ("Participants") may make contributions to the Plan through payroll deductions for the purpose of purchasing the Company's common stock ("Shares"). Participant contributions are recorded in the period that the Participants' payroll deductions are made. Participant contributions are not subject to vesting and are therefore fully vested at all times.
Share Purchases
Participants may elect to purchase Shares at 85% of the lesser of the closing price reported on the exchange where the Shares are traded ("Fair Market Value") at (i) the offering date of the offering period (which is the first day of the offering period) or (ii) the purchase date. The Plan operates with separate consecutive 24-month offering periods ending February 28 (or February 29 in a leap year) and August 31, with offering dates of March 1 and September 1, respectively. Each offering period consists of four consecutive six-month purchase periods. Shares are recorded as purchased on the purchase date, which is the last business day of each purchase period. Once Shares are settled in the subsequent period, they are distributed to each Participant's account by the Company's broker. Any cash balance remaining in a Participant's Plan account following any purchase date shall be refunded to the Participant as soon as practicable after such purchase date. However, if the cash to be returned to a Participant pursuant to the preceding sentence is an amount less than the amount that would have been necessary to purchase an additional whole Shares on such purchase date, the Company may retain such amount in the Participant's Plan account to be applied toward the purchase of Shares in the subsequent purchase period or offering period, as the case may be.
Shares purchased under the Plan were as follows:

For the Year Ended	Purchase Period	Shares Purchased	Average Price Per Share
December 31, 2025	September 1, 2024 to February 28, 2025	90,921	$5.43
	March 1, 2025 to August 31, 2025	47,045	$5.10

December 31, 2024	September 1, 2023 to February 29, 2024	56,575	$16.53
	March 1, 2024 to August 31, 2024	62,850	$8.36

December 31, 2023	September 1, 2022 to February 28, 2023	68,011	$16.46
	March 1, 2023 to August 31, 2023	49,676	$15.95
The maximum number of Shares offered under the Plan is 3,000,000. Under the Plan, 2,541,352 Shares were reserved for future issuance as of December 31, 2025.

Withdrawals
If a Participant elects to withdraw from the Plan at any time prior to the end of a 24-month offering period, or if a Participant's employment is terminated at any time, the Plan will refund any amounts withheld that have not been applied toward the purchase of Shares back to the Participant, without interest. All such amounts are included in employee contributions, net of withdrawals on the Statements of Income and Changes in Plan Equity. If a Participant withdraws from the Plan after the purchase date of a purchase period, the withdrawal shall not affect the Shares acquired by the Participant on such purchase date.
If the Fair Market Value of Shares on a purchase date other than the final purchase date of an offering period is less than the Fair Market Value of Shares on the offering date of the offering period, then every Participant automatically shall (a) be withdrawn from such offering at the close of such purchase date and (b) after the acquisition of Shares for the purchase period, be enrolled in the offering period commencing immediately subsequent to such purchase date.
Limitations
Participants may not make contributions to the Plan exceeding 25% of their annual compensation. Additionally, Participants are prohibited by Section 423 of the Code from purchasing Shares with an aggregate Fair Market Value in excess of $25,000 in any calendar year.
Employees owning shares representing 5% or more of the total combined voting power or value of all classes of shares of the Company's stock are not permitted to purchase Shares under the Plan.
Administrative Expenses
All Plan administrative expenses are paid by the Company and are not reflected in the accompanying financial statements.
Termination
The Plan shall continue in effect until the earlier of its termination by the Board or the date on which all of the Shares available for issuance under the Plan have been issued.